Lease	12 Months Ended
Dec. 31, 2024
Lease
Lease
5.	Lease

As of December 31, 2024, the Company operated 26 leased hotels, leasing the underlying buildings. The Company generally enters into lease agreements with initial terms of 5 to 15 years. Some of the lease agreements contain renewal options. Such options are accounted for only when it is reasonably certain that the Company will exercise the options. The rent under current hotel lease agreements is generally payable in fixed rent. In addition to hotels leases, the Company also leases office spaces and logistics centers. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases. Variable lease payments that do not depend on a rate or index are expensed as incurred. The Company has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Company has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

In limited cases, the Company sublease certain hotels areas to third parties. Income from sublease agreements with third parties are included in other revenues, within the consolidated statements of comprehensive income.

Supplemental Balance Sheet

	As of December 31,
	2023	2024
	RMB	RMB
Assets
Operating lease right-of-use assets	1,712,580	1,502,891
Liabilities
Current
Operating lease liabilities	295,721	291,002
Non-current
Operating lease liabilities	1,583,178	1,379,811
Total lease liabilities	1,878,899	1,670,813

Summary of Lease Cost

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	Account Classification
Operating lease cost	362,689	362,462	331,445	Hotel operating costs, Other operating costs, Retail costs and General and administrative expenses
Variable lease cost(i)	(20,684)	6,332	2,939	Hotel operating costs, Retail costs
Sublease income	(9,019)	(13,742)	(14,864)	Net revenues-Others
Total lease cost	332,986	355,052	319,520
(i)The Company was granted RMB27,122 and RMB6,722 in lease concessions from landlords related to the effects of the COVID-19 pandemic during the years ended December 31, 2022 and 2023. The lease concessions were primarily in the form of rent reduction over the period during which the Company’s hotel business was adversely impacted. The Company applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative adjustment to variable lease cost in the period the concession was granted.

Supplemental Cash Flow Information

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	341,348	402,308	344,120
Right-of-use assets obtained in exchange for lease liabilities	—	51,559	56,767

	As of December	As of December
	31, 2023	31, 2024
Lease term and discount rate
Weighted-average remaining lease term (years)
Operating leases	7.42	7.03
Weighted-average discount rate
Operating leases	4.36%	4.34%

Summary of Future Lease Payments and Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2024 were as follows:

Total
RMB
For the year ending December 31, 2025	350,366
2026	284,187
2027	276,540
2028	269,889
2029	252,938
Thereafter	500,077
Total undiscounted lease payment	1,933,997
Less: imputed interest(i)	(263,184)
Present value of lease liabilities	1,670,813
(i)As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments.